Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Schedule of Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2024 (Successor)	Level 1	Level 2	Level 3
Assets:
Money market account	$27,298	$—	$—
Liabilities:
Convertible Securities Notes	$—	$—	$13,750
Convert Warrants	$—	$—	$743
PIPE Pre-funded Warrants	$—	$—	$1,722

December 31, 2023 (Predecessor)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Legacy Adagio Convertible Notes	$—	$—	$36,430
SVB Warrants	$—	$—	$78

Schedule of assumptions used in estimating fair value of convertible promissory notes and common stock warrant liabilities

As of December 31, 2023	Discount rate	Expected Term (years)	Risk-Free interest rate	Volatility
October 2022 Convertible Notes	36.8%	0.33	5.4%	110%
April 2023 Convertible Notes	30.6%	0.33	5.4%	110%
November 2023 Convertible Notes	30.6%	0.33	5.4%	110%

Schedule of presents changes in the Level 3 warrant liabilities measured at fair value

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the year ended December 31, 2023 (Predecessor) (in thousands):

Year ended December 31, 2023 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	14,757
November 2023 Convertible Notes	—	5,000	4,112	9,112

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the period from January 1, 2024 to July 30, 2024 (Predecessor) (in thousands):

Period from January 1 to July 30, 2024 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$12,561	$—	$(4,304)	$8,257
April 2023 Convertible Notes	14,757	—	3,378	18,135
November 2023 Convertible Notes	9,112	3,000	(2,373)	9,739
February 2024 Convertible Notes	—	7,000	(256)	6,744
May 2024 Convertible Notes	—	3,000	685	3,685
June 2024 Convertible Notes	—	2,500	577	3,077
July 2024 Convertible Notes	—	1,000	233	1,233

Convertible Securities Notes
Schedule of assumptions used in estimating fair value of convertible promissory notes and common stock warrant liabilities

	July 31. 2024	September 30, 2024
Stock price	$6.64	$2.58
Discount rate	25.8%	25.4%
Expected Term (years)	3.75	3.58
Risk-Free interest rate	4.01%	3.55%
Volatility	60%	80%

Schedule of presents changes in the Level 3 warrant liabilities measured at fair value

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convertible Securities Notes - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$17,005
Additions	—
Fair value measurement adjustments	(3,255)
Balance (end of period)	$13,750

Convert Warrants
Schedule of assumptions used in estimating fair value of convertible promissory notes and common stock warrant liabilities

	July 31. 2024	September 30, 2024
Common stock price	$6.64	$2.58
Expected Volatility	55.0%	62.5%
Risk Free rate	3.96%	3.63%
Expected dividend yield	0%	0%
Expected term (years)	7.0	6.83

Schedule of presents changes in the Level 3 warrant liabilities measured at fair value

The following table presents changes in the Level 3 Convert Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convert Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$2,996
Additions	—
Fair value measurement adjustments	(2,253)
Balance (end of period)	$743

PIPE Pre-funded warrants
Schedule of presents changes in the Level 3 warrant liabilities measured at fair value

The following table presents changes in the Level 3 PIPE Pre-funded Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

PIPE Pre-funded Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$4,442
Additions	—
Fair value measurement adjustments	(2,720)
Balance (end of period)	$1,722